UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Dryden Total Return Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2008

Date of reporting period:	7/31/2008

Item 1.	Schedule of Investments

Dryden Total Return Bond Fund, Inc.

Schedule of Investments

as of July 31, 2008 (Unaudited)

Moody’s Rating†	Principal Amount (000)#	Description	Value
LONG-TERM INVESTMENTS 97.2%
ASSET BACKED SECURITIES 5.2%
		ACE Securities Corp.,
		Ser. 2004-OP1, Class M1,
Aa2	$387	2.981%, 4/25/34(h)	$306,840
		Ser. 2006-HE2, Class A2D,
Aaa	362	2.731%, 5/25/36(h)	249,480
		Aegis Asset Backed Securities Trust,
		Ser. 2003-1, Class M1,
A3	509	4.036%, 5/25/33(h)	327,566
		Alfa Diversified Payment Rights Finance Co. SA (Luxembourg),
		Ser. 1A, Class A,
Baa3	534	4.376%, 3/15/11(f)(h)	506,825
		American Express Credit Account Master Trust,
		Ser. 2004-C, Class C,
Baa1	25	2.958%, 2/15/12(f)(h)	24,313
		AmeriQuest Mortgage Securities, Inc.,
		Ser. 2001-2, Class M3,
Baa2	175	5.386%, 10/25/31(h)	140,158
		Amortizing Residential Collateral Trust,
		Ser. 2002-BC7, Class M2,
BB(e)	33	3.811%, 10/25/32(h)	15,191
		Ser. 2002-BC8, Class A3,
Aaa	881	3.461%, 11/25/32(h)	819,534
		Argent Securities, Inc.,
		Ser. 2003-W10, Class M2,
A2	676	4.111%, 1/25/34(h)	568,698
		Ser. 2003-W2, Class M4,
Baa1	600	7.493%, 9/25/33(h)	512,922
		Asset Backed Funding Certificates,
		Ser. 2004-OPT1, Class M1
Aa2	960	3.161%, 8/25/33(h)	849,573
		Asset Backed Securities Corp. Home Equity,
		Ser. 2003-HE3, Class M1
Aa1	903	3.703%, 6/15/33(h)	763,069
		BA Credit Card Trust,
		Ser. 2006-C5, Class C5,
Baa2	1,475	2.858%, 1/15/16(h)	1,215,326
		Bear Stearns Asset Backed Securities, Inc.,
		Ser. 2002-2 Class A2,
Aaa	343	3.661%, 10/25/32(h)	300,765
		Brazos Student Finance Corp.,
		Ser. 1998-A, Class A2,
Aaa	262	2.87%, 6/1/23	253,232
		CDC Mortgage Capital Trust,
		Ser. 2002-HE3, Class M2,
Ba3	89	5.836%, 3/25/33(h)	30,963
		Citibank Credit Card Issuance Trust,
		Ser. 2003-C4, Class C4,
Baa2	1,630	5.00%, 6/10/15	1,400,857

		Countrywide Asset Backed Certs.,
		Ser. 2002-BC3, Class M2,
Baa3	425	4.186%, 5/25/32(h)	220,533
		Ser. 2004-12, Class MV3,
Aa3	650	3.121%, 3/25/35(h)	549,901
		CS First Boston Mtge. Securities Corp.,
		Ser. 2002-HE4, Class M2,
Baa3	47	4.711%, 8/25/32(h)	22,701
		Equity One ABS, Inc.,
		Ser. 2004-3, Class M1,
Aa2	520	5.70%, 7/25/34	442,976
		FBR Securitization Trust,
		Ser. 2005-2, Class M1,
Aa1	1,400	2.941%, 9/25/35(h)	1,067,334
		First Franklin Mortgage Loan Asset Backed Certs.,
		Ser. 2005-FF6, Class M2,
Aa2	640	2.901%, 5/25/36(h)	405,498
		Ser. 2005-FFH1, Class M2,
Aa2	520	2.981%, 6/25/36(h)	384,685
		Ford Credit Auto Owner Trust,
		Ser. 2006-B, Class C,
Baa1	545	5.68%, 6/15/12	492,359
		Fremont Home Loan Trust,
		Ser. 2003-B, Class M1,
Aa1	229	3.511%, 12/25/33(h)	192,033
		GSAMP Trust,
		Ser. 2006-HE3, Class A2D,
Aaa	1,500	2.961%, 5/25/36(h)	1,045,410
		HFC Home Equity Loan Asset Backed Certificates,
		Ser. 2004-1, Class A,
Aaa	993	2.808%, 9/20/33(h)	907,973
		Home Equity Asset Trust,
		Ser. 2003-5, Class M1,
Aa2	771	3.511%, 12/25/33(h)	627,996
		HSI Asset Securitization Corp. Trust,
		Ser. 2006-HE2, Class 2A1,
Aa2	167	2.511%, 12/25/36(h)	151,890
		IXIS Real Estate Capital Trust, Home Equity Loan,
		Ser. 2006-HE1, Class A4,
Aaa	800	2.761%, 3/25/36(h)	521,062
		Ser. 2006-HE2, Class A4,
A3	750	2.721%, 8/25/36(h)	395,804
		Long Beach Mortgage Loan Trust,
		Ser. 2004-4, Class 1A1,
Aaa	14	2.741%, 10/25/34(h)	10,853
		MBNA Master Credit Card Trust USA,
		Ser. 1999-J, Class C,
BBB(e)	1,400	7.85%, 2/15/12(f)	1,430,423
		Morgan Stanley ABS Capital I,
		Ser. 2003-HE1, Class M1,
Aa2	542	3.661%, 5/25/33(h)	455,421
		New Century Home Equity Loan Trust,
		Ser. 2004-4, Class M1,
Aa1	1,600	2.971%, 2/25/35(h)	1,225,143
		Residential Asset Mortgage Products, Inc.,
		Ser. 2004-RS12, Class MII2,
Aa3	550	3.261%, 12/25/34(g)(h)	510,373

		Residential Asset Securities Corp.,
		Ser. 2005-EMX4, Class A3,
Aaa	890	2.801%, 11/25/35(h)	719,990
		Saxon Asset Securities Trust,
		Ser. 2002-2, Class M2,
A1	234	4.186%, 8/25/32(h)	201,719
		Ser. 2002-3, Class M1,
Aaa	326	3.586%, 12/25/32(h)	293,609
		Securitized Asset Backed Receivables LLC Trust,
		Ser. 2006-FR1, Class M1,
Aa2	900	2.861%, 11/25/35(h)	395,449
		Small Business Administration Corp.,
		Ser. 2000-P10B, Class 1,
NR	31	7.449%, 8/10/10	31,213
		Ser. 2001-P10B, Class 1,
NR	426	6.344%, 8/10/11	435,806
		Small Business Administration Participation Certificates,
		Ser. 2001-20A, Class 1,
NR	514	6.29%, 1/1/21	528,020
		Ser. 2003-201, Class 1,
NR	194	5.13%, 9/1/23	191,459
		Structured Asset Investment Loan Trust,
		Ser. 2003-BC8, Class 3A3,
Aaa	647	3.361%, 8/25/33(h)	570,174
		Structured Asset Securities Corp.,
		Ser. 2002-HF2, Class M3,
BBB(e)	346	4.461%, 7/25/32(g)(h)	208,477

		Total asset backed securities	22,921,596

BANK LOANS(g) 4.3%
Cable 0.2%
		Insight Midwest Holding LLC,
B1	844	4.22%, 10/6/13	789,286

Consumer 0.2%
		Huish Detergents, Inc.,
B1	990	4.81%, 4/26/14	903,375

Electric 1.0%
		NRG Energy, Inc.,
Ba1	498	2.701%, 2/1/13	473,174
Ba1	1,016	4.301%, 2/1/13	965,980
		Reliant Energy, Inc.,
B2	2,000	2.351%, 6/30/14	1,904,999
		Texas Competitive Electric Holdings Co. LLC,
Ba3	993	6.236%, 10/10/14	932,596

			4,276,749

Gaming 0.3%
		Las Vegas Sands LLC,
Ba3	1,240	4.55%, 5/23/14	1,068,811

Health Care & Pharmaceutical 1.5%
		Community Health Systems, Inc.,
Ba3	60	1.00%, 7/25/14	57,074
Ba3	1,180	4.854%, 7/25/14	1,115,960
		HCA, Inc.,
Ba3	493	5.051%, 11/17/13	462,745
		Health Management Associates,
Ba3	562	4.551%, 2/28/14	518,091
		Inverness Medical Innovations,
B1	1,188	4.808%, 6/26/14	1,110,780
		PTS ACQ Corp.,
Ba3	1,683	5.051%, 4/10/14	1,466,313
		Royalty Pharma Finance Trust,
Baa3	1,000	7.75%, 5/15/15	995,625
		Sun Healthcare Group,
Ba2	193	4.701%, 4/12/14	180,069
Ba2	851	4.726%, 4/12/14	793,352
Ba2	119	4.912%, 4/12/14	111,259

			6,811,268

Media & Entertainment 0.2%
		Idearc, Inc.,
Ba3	250	4.213%, 11/17/13	196,563
Ba3	987	4.786%, 11/17/14	731,553

			928,116

Paper 0.1%
		Domtar Corp.,
Ba1	616	3.838%, 3/5/14	593,243

Technology 0.7%
		First Data Corp.,
Ba3	596	5.243%, 9/24/14	547,364
Ba3	397	5.552%, 9/24/14	364,602
		Flextronics International Ltd.,
Ba1	1,079	5.04%, 10/1/14	974,108
Ba1	310	5.041%, 10/1/14	279,916
		Sensata Technologies,
B1	987	4.543%, 4/27/13	857,397

			3,023,387

Telecommunications 0.1%
		Alltel Communications, Inc.,
Ba3	546	5.208%, 5/15/15	542,771

		Total bank loans	18,937,006

COLLATERALIZED MORTGAGE OBLIGATIONS 2.0%
		American Home Mortgage Investment Trust,
		Ser. 2004-4, Class 4A,
Aaa	339	4.39%, 2/25/45(h)	240,337

		Banc of America Funding Corp.,
		Ser 2005-D, Class A1,
AAA(e)	463	4.109%, 5/25/35(h)	403,503
		Banc of America Mortgage Securities, Inc.,
		Ser. 2004-2, Class 5A1,
Aaa	40	6.50%, 10/25/31	39,817
		Bear Stearns Adjustable Rate Mortgage Trust,
		Ser.2002-11, Class 1A1,
Aaa	154	5.616%, 2/25/33(h)	143,012
		Bear Stearns Alt-A Trust,
		Ser. 2005-4, Class 23A1,
Aaa	665	5.371%, 5/25/35(h)	565,156
		Ser. 2005-4, Class 23A2,
Aaa	222	5.371%, 5/25/35(h)	188,385
		Countrywide Home Loan Trust, Pass-Thru Trust,
		Ser. 2004-18CB, Class 3A-1,
Aaa	523	5.25%, 9/25/19	478,967
		Countrywide Home Loan,
		Ser. 2005-HYB9, Class 3A2A,
Aaa	207	5.25%, 2/20/36(h)	172,397
		Fannie Mae,
		Ser. 2000-32, Class FM,
NR	8	2.906%, 10/18/30(h)	7,992
		Ser. 2001-29, Class Z,
NR	381	6.50%, 7/25/31	391,707
		FHLMC Structured Pass-Through Securities,
		Ser. T-61, Class 1A1,
NR	616	4.928%, 7/25/44(h)	567,384
		Ser. T-63, Class 1A1,
NR	59	4.728%, 2/25/45(h)	54,502
		Freddie Mac,
		Ser. 1628, Class LZ,
NR	223	6.50%, 12/15/23	232,749
		Ser. 1935, Class JZ,
NR	550	7.00%, 2/15/27	578,725
		Ser. 2241, Class PH,
NR	298	7.50%, 7/15/30	301,032
		Government National Mortgage Association,
		Ser. 2000-26, Class DF,
NR	4	2.858%, 9/20/30(h)	3,630
		Ser. 2000-30, Class FB,
NR	4	2.91%, 10/16/30(h)	4,181
		Indymac ARM Trust,
		Ser. 2001-H2, Class A1,
Aaa	4	6.446%, 1/25/32(h)	4,119
		Master Alternative Loan Trust,
		Ser. 2004-4, Class 4A-1,
Aaa	451	5.00%, 4/25/19	397,536
		Master Asset Securitzation Trust,
		Ser. 2003-7, Class 1A2,
AAA(e)	502	5.50%, 9/25/33	466,210
		Prime Mortgage Trust,
		Ser. 2004-CL1, Class 1A2,
AAA(e)	183	2.861%, 2/25/34(h)	165,895
		Ser. 2004-CL1, Class 2A2,
AAA(e)	42	2.861%, 2/25/19(h)	39,746

		Regal Trust IV,
		Ser. 1999-1, Class A,
AAA(e)	776	4.78%, 9/29/31(f)(g)(h)	729,278
		Residential Funding Mortgage Securities I,
		Ser. 2003-S9, Class A1,
Aaa	91	6.50%, 3/25/32	88,440
		Structured Adjustable Rate Mortgage Loan Trust,
		Ser. 2004-1, Class 4A-3,
Aaa	854	4.17%, 2/25/34(h)	764,111
		Structured Asset Mortgage Investments, Inc.,
		Ser. 2002-AR3, Class A1,
Aaa	106	2.788%, 9/19/32(h)	96,725
		Structured Asset Securities Corp.,
		Ser, 2002-14A, Class 2A1,
Aaa	9	5.274%, 7/25/32(h)	7,890
		Ser. 2002-1A, Class 4A,
Aaa	20	6.05%, 2/25/32(h)	18,585
		Thornburg Mortgage Securities Trust,
		Ser. 2006-6, Class A1,
Aaa	324	2.571%, 11/25/46(h)	309,909
		WAMU Mortgage Pass-Through Certs.,
		Ser. 2003-R1, Class A1,
Aaa	922	3.001%, 12/25/27(h)	843,485
		Ser. 2005-AR13, Class A1A1,
Aaa	141	2.751%, 10/25/45(h)	88,986
		Washington Mutual MSC Mortgage Pass-Thru Certs.,
		Ser. 2003-AR1, Class 2A,
Aaa	7	6.176%, 2/25/33(h)	6,958
		Wells Fargo Mortgage Backed Securities Trust,
		Ser. 2006-AR2, Class 2A1,
AAA(e)	745	4.95%, 3/25/36(h)	681,986

		Total collateralized mortgage obligations	9,083,335

COMMERCIAL MORTGAGE BACKED SECURITIES 9.8%
		Banc of America Commercial Mortgage, Inc.,
		Ser. 2005-1, Class ASB,
AAA(e)	1,362	5.123%, 11/10/42(h)	1,340,596
		Bear Stearns Commercial Mortgage Securities,
		Ser. 2001-TOP4, Class E,
Baa1	650	6.47%, 11/15/33(f)(h)	579,609
		Ser. 2005-T18, Class AAB,
Aaa	600	4.823%, 2/13/42(h)	575,614
		Ser. 2005-T20, Class AAB,
Aaa	800	5.284%, 10/12/42(h)	782,394
		Citigroup Commercial Mortgage Trust,
		Ser. 2008-C7, Class A2A,
Aaa	1,390	6.034%, 12/10/49	1,374,740
		Citigroup/Deutsche Bank Commercial Mortgage Trust,
		Ser. 2007-CD4, Class A3,
Aaa	1,300	5.293%, 12/11/49	1,222,908
		Commercial Mortgage Acceptance Corp.,
		Ser. 1998-C2, Class F,
A-(e)	4,300	5.44%, 9/15/30(f)(h)	3,789,501
		Commercial Mortgage Loan Trust,
		Ser. 2008-LS1, Class A2,
Aaa	1,500	6.221%, 12/10/49(h)	1,488,977

		CS First Boston Mortgage Securities Corp.,
		Ser. 2005-C5, Class A4,
AAA(e)	1,400	5.10%, 8/15/38(h)	1,316,316
		CW Capital Cobalt Ltd.,
		Ser. 2007-C3, Class A3,
AAA(e)	1,600	5.82%, 5/15/46(h)	1,539,694
		Greenwich Capital Commercial Funding Corp.,
		Ser. 2003-C1, Class A4,
Aaa	3,300	4.111%, 7/5/35	3,068,646
		Ser. 2005-GG5, Class A5,
Aaa	1,400	5.224%, 4/10/37(h)	1,323,784
		Ser. 2007-GG9, Class A2,
Aaa	1,380	5.381%, 3/10/39	1,342,616
		GS Mortgage Securities Corp. II,
		Ser. 2006-GG6, Class AAB,
AAA(e)	715	5.587%, 4/10/38(h)	694,535
		J.P. Morgan Chase Commercial Mortgage Securities,
		Ser. 2003-CB6, Class A2,
Aaa	1,500	5.255%, 7/12/37(h)	1,473,321
		Ser. 2003-ML1A, Class A2,
Aaa	1,740	4.767%, 3/12/39	1,665,173
		Ser. 2005-CB12, Class A3A1,
Aaa	730	4.824%, 9/12/37	715,282
		Ser. 2005-CB13, Class A4,
Aaa	1,880	5.471%, 1/12/43(h)	1,788,789
		Ser. 2005-LDP4, Class A4,
Aaa	870	4.918%, 10/15/42(h)	808,577
		Ser. 2005-LDP2, Class ASB,
Aaa	1,800	4.659%, 7/15/42	1,729,832
		LB-UBS Commercial Mortgage Trust,
		Ser. 2002-C2, Class C,
Aaa	600	5.696%, 7/15/35	600,504
		Ser. 2003-C8, Class A3,
Aaa	1,295	4.83%, 11/15/27	1,264,045
		Ser. 2004-C8, Class A6,
Aaa	1,100	4.799%, 12/15/29(h)	1,031,211
		Ser. 2006-C4, Class A4,
Aaa	1,700	5.883%, 6/15/38(h)	1,643,592
		Merrill Lynch Mortgage Trust,
		Ser. 2004-KEY2, Class A3,
Aaa	1,500	4.615%, 8/12/39	1,441,980
		Merrill Lynch/Countrywide Commercial Mortgage Trust,
		Ser. 2006-2, Class A4,
Aaa	385	6.105%, 6/12/46(h)	372,366
		Ser. 2007-9, Class A2,
AAA(e)	940	5.59%, 9/12/49	913,810
		Morgan Stanley Capital I,
		Ser. 2005-IQ9, Class A4,
AAA(e)	1,410	4.66%, 7/15/56	1,332,952
		Wachovia Bank Commercial Mortgage Trust,
		Ser. 2003-C3, Class A2,
AAA(e)	3,930	4.867%, 2/15/35	3,781,386
		Ser. 2003-C9, Class A3,
AAA(e)	1,245	4.608%, 12/15/35	1,221,666
		Ser. 2007-C34, Class A2
Aaa	1,400	5.569%, 5/15/46	1,360,126

		Total commercial mortgage backed securities	43,584,542

CORPORATE BONDS 32.2%
Airlines 1.0%
		American Airline, Inc., Pass-Thru Certs.,
		Ser. 01-1,
Ba1	1,150	6.817%, 5/23/11	879,750
		Continental Airlines, Inc., Pass-Thru Certs.,
		Ser. 00-2,
Baa2	1,800	7.487%, 10/2/10(g)	1,741,500
		Ser. 01-1,
Baa2	6	6.703%, 6/15/21	5,526
Ba1	488	7.373%, 12/15/15	373,328
		Ser. A,
Baa1	500	5.983%, 4/19/22	402,500
		Delta Air Lines, Inc., Pass-Thru Certs.,
Baa1	681	6.821%, 8/10/22	575,434
		United Airlines, Inc., Pass-Thru Certs.,
		Ser. 2007-1,
Baa2	428	6.636%, 7/2/22	329,680
		Ser. A-4,
NR	122	9.21%, 1/21/17	45,166

			4,352,884

Banking 3.3%
		Banco BMG SA (Brazil), Sr. Unsec.’d. Notes,
Ba1	1,183	8.75%, 7/1/10(f)	1,212,917
		Bank of America Corp.,
		Jr. Sub. Notes,
A1	1,500	8.00%, 12/29/49(h)	1,383,750
		Notes,
Aa2	655	5.65%, 5/1/18	611,411
		Bear Stearns Co., Inc., Sub. Unsec’d. Notes,
Aa2	600	7.25%, 2/1/18	623,725
		Chuo Mitsui Trust & Banking Co. Ltd. (Japan), Sub. Notes,
A2	650	5.506%, 12/29/49(f)(h)	532,465
		Citigroup, Inc., Jr. Sub. Notes,
A2	1,950	8.40%, 4/30/49(h)	1,669,667
		Credit Suisse Group, Inc. New York
Aa2	270	6.00%, 2/15/18	258,521
		Depfa ACS Bank (Ireland),
Aaa	1,395	5.125%, 3/16/37(f)	1,292,353
		HBOS PLC (United Kingdom), Sub. Notes,
A1	100	5.92%, 9/29/49(f)(h)	64,947
		HSBC Holdings PLC (United Kingdom),
		Sub. Notes,
Aa3	495	6.50%, 9/15/37	446,884
Aa3	685	6.80%, 6/1/38	642,718
		Unsec’d. Notes,
Aa3	100	6.50%, 5/2/36	91,186
		HSBK Europe BV, Gtd. Notes,
Baa3	985	7.25%, 5/3/17(f)	827,400

		ICICI Bank Ltd. (India), Bonds,
Baa2	900	7.25%, 12/31/49(f)(h)	748,704
		ICICI Bank, Ltd. (Singapore), Notes,
Baa2	600	5.75%, 11/16/10(f)	588,553
		J. P. Morgan Chase & Co., Jr. Sub. Notes,
A1	835	7.90%, 4/29/49(h)	772,392
		Krung Thai Bank PLC (Thailand), Sub. Notes,
Baa3	700	7.378%, 10/29/49(h)	633,856
		Northern Rock PLC (United Kingdom), Sub. Notes,
B3	400	6.594%, 6/29/49(f)(h)	222,000
		Resona Preferred Global Securities Ltd. (Cayman Islands), Notes,
A2	900	5.85%, 9/29/49(b)(f)(h)	737,114
		Sumitomo Mitsui Banking Corp. (Japan), Notes,
Aa3	1,600	5.625%, 7/29/49(f)(h)	1,437,057

			14,797,620

Brokerage 1.2%
		Goldman Sachs Group, Inc.
		Sub. Notes,
Aa3	1,145	6.15%, 4/1/18	1,102,981
A1	185	6.75%, 10/1/37	163,512
		Lehman Brothers Holdings, Inc.,
		Sub. Notes,
A3	785	6.50%, 7/19/17	708,563
		Sub. Notes, MTN
A2	745	6.875%, 5/2/18 (b)	699,393
		Merrill Lynch & Co., Inc.,
		Sub. Notes,
A3	510	6.11%, 1/29/37	379,555
		Sub. Notes, MTN,
A2	750	6.875%, 4/25/18	702,076
		Morgan Stanley, Sr. Unsec’d. Notes, MTN,
Aa3	2,060	5.45%, 1/9/17	1,786,110

			5,542,190

Building Materials & Construction 0.5%
		American Standard, Inc., Gtd. Notes,
Baa3	855	7.625%, 2/15/10	895,573
		Centex Corp., Sr. Unsec’d. Notes,
Ba2	140	6.50%, 5/1/16	114,800
		CRH America, Inc., Gtd. Notes,
Baa1	135	8.125%, 7/15/18	136,324
		RPM International, Inc., Sr. Notes,
Baa3	900	4.45%, 10/15/09	890,599

			2,037,296

Cable 0.6%
		Comcast Cable Communications Holdings, Inc., Gtd. Notes,
Baa2	475	9.455%, 11/15/22	565,642
		Time Warner Cable, Inc.,
		Gtd. Notes,
Baa2	1,365	5.40%, 7/2/12	1,356,732
Baa2	510	5.85%, 5/1/17	486,111
Baa2	150	7.30%, 7/1/38	149,967

			2,558,452

Capital Goods 0.5%
		Erac USA Finance Co., Notes,
Baa1	270	6.20%, 11/1/16(f)	230,852
		FedEx Corp., Gtd. Notes,
Baa2	625	7.25%, 2/15/11	651,322
		Rockwell Automation, Inc., Debs.,
A2	1,500	5.20%, 1/15/98	1,180,920

			2,063,094

Chemicals 1.0%
		Huntsman International LLC, Gtd. Notes,
Ba1	550	11.625%, 10/15/10	572,000
		ICI Wilmington, Inc., Gtd. Notes,
Baa2	540	4.375%, 12/1/08	540,357
		Lubrizol Corp.,
		Gtd. Notes,
Baa3	1,100	4.625%, 10/1/09	1,093,909
		Sr. Unsec’d. Notes,
Baa3	200	5.875%, 12/1/08	200,963
		Potash Corp. of Saskatchewan (Canada), Notes,
Baa1	1,555	5.875%, 12/1/36	1,430,493
		Union Carbide Corp., Debs.,
Ba2	850	7.50%, 6/1/25	801,224

			4,638,946

Consumer 0.1%
		Realogy Corp., Notes, PIK,
Caa2	1,000	11.00%, 4/15/14	542,500
		Western Union Co. (The), Gtd. Notes,
A3	120	5.93%, 10/1/16	116,004

			658,504

Electric 1.8%
		CenterPoint Energy Houston Electric LLC, Gen. Ref. Mortgage Bonds, Ser. J2,
Baa2	750	5.70%, 3/15/13	755,289
		Consumers Energy Co., First Mortgage Bonds, Ser. B,
Baa1	250	5.375%, 4/15/13	247,451
		El Paso Electric Co., Sr. Unsec’d. Notes,
Baa2	750	6.00%, 5/15/35	631,625
		Empresa Nacional de Electricidad SA (Chile), Notes,
Baa3	185	8.35%, 8/1/13	204,820
		Energy East Corp., Notes,
Baa2	500	6.75%, 6/15/12	521,027
Baa2	15	6.75%, 9/15/33	14,127
		Enersis SA (Chile), Notes,
Baa3	1,000	7.375%, 1/15/14(b)	1,063,822
		Exelon Corp., Notes,
Baa1	125	4.90%, 6/15/15	114,507
		Exelon Generation Co. LLC, Sr. Unsec’d. Notes,
A3	750	6.20%, 10/1/17	731,002

		Georgia Power Co., Unsub. Notes,
A2	560	5.70%, 6/1/17	570,400
		Korea East-West Power Co. Ltd. (South Korea), Sr. Unsub. Notes,
A1	400	4.875%, 4/21/11(f)	398,317
		NiSource Finance Corp., Gtd. Notes,
Baa3	355	5.45%, 9/15/20	306,544
		Northern State Power Co., First Mtge. Bonds, Ser. B,
A2	400	8.00%, 8/28/12	444,091
		Orion Power Holdings, Inc., Sr. Notes,
Ba3	503	12.00%, 5/1/10	541,983
		Pacific Gas & Electric Co., Sr. Unsec’d. Notes,
A3	700	6.35%, 2/15/38	690,248
		Sierra Pacific Power Co.,
Baa3	975	6.75%, 7/1/37	950,040

			8,185,293

Energy - Integrated 0.3%
		TNK-BP Finance SA (Luxembourg), Gtd. Notes,
Baa2	1,500	6.625%, 3/20/17(f)	1,271,250

Energy - Other 1.3%
		Encana Corp. (Canada), Notes,
Baa2	940	5.90%, 12/1/17	927,933
		GS Caltex Corp. (South Korea), Bonds,
Baa1	775	7.75%, 7/25/11(f)	805,432
		Newfield Exploration Co., Sr. Sub. Notes,
Ba3	250	6.625%, 4/15/16	233,125
		Nexen, Inc. (Canada), Unsec’d. Notes,
Baa2	835	6.40%, 5/15/37	773,584
		Occidental Petroleum Corp., Notes, MTN,
A3	900	4.25%, 3/15/10	909,004
		Pioneer Natural Resources Co., Bonds,
Ba1	700	6.875%, 5/1/18	648,145
		Transocean, Inc. (Cayman Islands), Sr. Unsec’d. Notes,
Baa2	500	6.80%, 3/15/38	514,477
		Weatherford, Inc., Gtd. Notes,
Baa1	360	6.35%, 6/15/17	364,093
		Western Oil Sand, Inc. (Canada), Sec’d. Notes,
Baa1	470	8.375%, 5/1/12	511,232

			5,687,025

Foods 1.5%
		General Mills, Inc., Sr. Unsec’d. Notes,
Baa1	730	5.20%, 3/17/15	718,336
		HJ Heinz Co., Notes,
Baa2	1,100	6.428%, 12/1/08(f)	1,107,854
		Kraft Foods, Inc., Sr. Unsec’d. Notes,
Baa2	120	5.625%, 11/1/11	121,257
Baa2	1,155	6.125%, 2/1/18	1,128,654
		National Beef Packing Co. LLC, Sr. Unsec’d. Notes,
Caa1	700	10.50%, 8/1/11	700,000
		Tyson Foods, Inc., Sr. Unsec’d. Notes,
Ba1	2,425	6.85%, 4/1/16	2,243,659
Ba2	400	8.25%, 10/1/11	401,319
		Yum! Brands, Inc., Sr. Notes,
Baa2	420	8.875%, 4/15/11	452,038

			6,873,117

Foreign Government 1.4%
		China Development Bank (China), Notes,
A1	100	5.00%, 10/15/15	97,164
		Credit Suisse First Boston International for CJSC The EXIM of Ukraine (United Kingdom), Bonds,
Ba2	400	6.80%, 10/4/12	361,000
		Dresdner Kleinwort Wasserstein (Germany), Notes,
Ba2	400	7.75%, 9/23/09	396,280
		Export-Import Bank China (China), Notes,
A1	100	4.875%, 7/21/15(f)	97,092
		Gazprom International SA (Luxembourg), Gtd. Notes,
BBB+(e)	514	7.201%, 2/1/20(f)	511,737
		Gazprom OAO (Russia), Sec’d. Notes,
A3	420	10.50%, 10/21/09	448,896
		National Power Corp. (Philippines), Gtd. Notes,
BB-(e)	1,390	6.8881%, 8/23/11(f)(h)	1,438,650
		Pemex Project Funding Master Trust,
		Gtd. Notes,
Baa1	780	4.5906%, 10/15/09(f)(h)	786,786
Baa1	100	6.625%, 6/15/35	97,770
Baa1	220	9.125%, 10/13/10	237,380
		Petroleum Export Ltd. (Cayman Islands), Sr. Notes,
Baa1	69	5.265%, 6/15/11(f)	66,884
		Petronas Capital Ltd. (Malaysia), Gtd. Notes,
A1	1,530	7.00%, 5/22/12(f)	1,647,464
		Ras Laffan Liquefied Natural Gas Co. Ltd. (Qatar), Bonds,
		(Original cost $250,000; purchased 8/4/05)
Aa2	250	5.298%, 9/30/20(f)(i)	233,438

			6,420,541

Gaming 0.1%
		MGM Mirage, Inc., Gtd. Notes,
Ba2	750	6.875%, 4/1/16	590,625

Health Care & Pharmaceutical 2.1%
		Alliance Imaging, Inc., Sr. Sub. Notes,
B3	400	7.25%, 12/15/12	374,000
		AmerisourceBergen Corp., Gtd. Notes,
Baa3	2,600	5.875%, 9/15/15(a)	2,511,142
		Cardinal Health, Sr. Unsec’d. Notes,
Baa2	105	5.80%, 10/15/16	102,454
		Columbia/HCA Healthcare Corp., MTN,
Caa1	1,200	8.70%, 2/10/10	1,214,915
		Glaxosmithkline Cap, Inc., Gtd. Notes,
A1	1,500	5.65%, 5/15/18	1,499,847
		Hospira, Inc., Sr. Notes,
Baa3	1,400	5.55%, 3/30/12	1,385,140
		Schering-Plough Corp., Sr. Unsec’d. Notes,
Baa1	1,185	5.55%, 12/1/13	1,191,777
		Wyeth, Unsub. Notes,
A3	730	5.50%, 2/15/16	729,720
A3	185	6.45%, 2/1/24	188,307

			9,197,302

Health Care Insurance 1.1%
		Aetna, Inc., Sr. Unsec’d. Notes,
A3	725	6.75%, 12/15/37	676,018
		Cigna Corp., Sr. Unsec’d. Notes,
Baa2	965	5.375%, 3/15/17	909,521
		Coventry Health Care, Inc., Sr. Unsec’d. Notes,
Ba1	2,100	6.125%, 1/15/15	1,940,979
		Health Net, Inc., Bonds,
Ba2	585	6.375%, 6/1/17	500,175
		United Health Group, Inc., Sr. Unsec’d. Notes,
Baa1	1,000	6.00%, 6/15/17	948,575

			4,975,268

Insurance 1.2%
		Ace INA Holdings, Inc., Gtd. Notes,
A3	300	5.70%, 2/15/17	286,304
		Allied World Assurance Holdings Ltd., Sr. Unsec’d. Notes,
Baa1	500	7.50%, 8/1/16	469,492
		American International Group, Inc.,
		Notes,
Aa3	625	4.25%, 5/15/13(a)	555,100
		Sr. Notes,
Aa3	200	5.05%, 10/1/15	178,107
		Sr. Unsec’d. Notes,
A1	1,000	8.175%, 5/15/58(b)(f)(h)	895,919
		Axis Capital Holdings Ltd., Notes,
Baa1	2,350	5.75%, 12/1/14	2,136,719
		Travelers Cos., Inc. (The), Sr. Unsec’d. Notes, MTN,
A2	820	6.25%, 6/15/37	754,527
		XL Capital Ltd. (Cayman Islands),
		Sr. Notes,
Baa1	25	5.25%, 9/15/14	22,213
		Notes,
Baa3	260	6.50%, 12/31/49(h)	169,000

			5,467,381

Lodging 0.3%
		Felcor Lodging LP, Notes,
Ba3	500	4.803%, 12/1/11(h)	431,250
		Royal Caribbean Cruises Ltd. (Liberia), Sr. Notes,
Ba1	440	8.00%, 5/15/10	441,100
		Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes,
Baa3	380	6.25%, 2/15/13	361,713

			1,234,063

Media & Entertainment 0.7%
		British Sky Broadcasting Group PLC, (United Kingdom), Gtd. Notes,
Baa2	155	6.10%, 2/15/18(f)	150,846
		News America, Inc.,
		Notes,
Baa1	500	5.30%, 12/15/14	492,561
		Gtd. Notes,
Baa1	550	7.625%, 11/30/28	579,094

		Viacom, Inc.,
		Sr. Notes,
Baa3	700	5.75%, 4/30/11	693,438
Baa3	425	6.875%, 4/30/36	382,505
		Sr. Unsec’d. Notes,
Baa3	265	6.75%, 10/5/37	238,520
		Vivendi (France), Notes,
Baa2	750	5.75%, 4/4/13(f)	732,799

			3,269,763

Metals 0.5%
		Freeport McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes,
Ba2	795	8.375%, 4/1/17	832,763
		U.S. Steel Corp., Sr. Unsec’d. Notes,
Baa3	700	7.00%, 2/1/18	689,072
		Xstrata Finance Canada Ltd. (Canada), Gtd. Notes,
Baa2	900	5.50%, 11/16/11(f)	886,085

			2,407,920

Non-Captive Finance 3.3%
		Bosphorus Financial Service Ltd. (Cayman Islands), Sec’d. Notes,
Baa2	933	4.476%, 2/15/12(f)(h)	911,824
		Calabash Re Ltd. (Cayman Islands), Notes,
BB(e)	600	11.214%, 1/8/10(f)(g)(h)	594,780
		Capital One Financial Corp., Sub. Notes,
Baa1	150	6.15%, 9/1/16(b)	121,896
		CIT Group, Inc., Sr. Notes,
Baa1	2,480	5.65%, 2/13/17	1,771,313
		Countrywide Financial Corp., Gtd. Notes, MTN,
Aa2	1,715	5.80%, 6/7/12	1,609,147
		GE Capital Australia Funding Pty. Ltd. (Australia), Gtd. Notes, MTN,
Aaa	1,090	6.00%, 4/15/15	874,957
		General Electric Capital Corp.,
		Sr. Unsec’d. Notes, MTN,
Aaa	700	2.825%, 10/26/09 (h)	698,143
Aaa	975	5.875%, 1/14/38, (b)	875,580
		Sr. Unsec’d. Notes,
Aaa	2,300	2.851%, 10/6/10(h)	2,283,624
		HSBC Finance Capital Trust IX, Gtd. Notes,
A1	900	5.911%, 11/30/35(h)	689,379
		Nelnet, Inc., Notes,
Baa3	1,750	7.40%, 9/29/36(h)	1,151,654
		Preferred Term Securities Ltd. (Cayman Islands), Sr. Notes,
Aaa	931	3.5281%, 7/3/33(f)(h)	856,239
		SLM Corp., Sr. Unsec’d. Notes, MTN,
Baa2	2,280	8.45%, 6/15/18	2,151,873

			14,590,409

Non-Corporate 1.2%
		Brazilian Government International Bonds,
Ba1	1,500	9.25%, 10/22/10	1,664,999
		Jamaican Government Bond,
B1	255	11.00%, 7/27/12	434,076
		Mexico Government International Bond, MTN,
Baa1	582	7.50%, 1/14/12	631,179

Baa1	1,000	8.00%, 9/24/22	1,205,000
		Panama Government International Bond,
Ba1	310	9.375%, 7/23/12	353,400
		Peru Enhanced Pass-Thru Finance Ltd.,
Ba2	482	4.316%, 5/31/18(f)(j)	319,561
		Russian Government International Bond,
Baa1	573	8.25%, 3/31/10(f)	595,562

			5,203,777

Paper 0.9%
		Graphic Packaging International Corp., Gtd. Notes,
B3	780	8.50%, 8/15/11(b)	744,900
		International Paper Co.,
		Notes,
Baa3	725	4.00%, 4/1/10	701,316
		Sr. Unsec’d. Notes,
Baa3	2,000	7.40%, 6/15/14	1,997,518
		Norampac, Inc. (Canada), Sr. Notes,
Ba3	485	6.75%, 6/1/13	407,400

			3,851,134

Pipelines & Other 0.5%
		Atmos Energy Corp., Notes,
Baa3	1,290	4.00%, 10/15/09	1,276,027
		Energy Transfer Partners LP, Sr. Unsec’d. Notes,
Baa3	755	7.50%, 7/1/38	764,877

			2,040,904

Railroads 0.5%
		Burlington Northern Santa Fe Corp., Unsec’d. Notes,
Baa1	195	5.75%, 3/15/18	190,353
Baa1	850	6.15%, 5/1/37	784,542
		CSX Corp., Sr. Notes,
Baa3	800	5.75%, 3/15/13	777,285
		Union Pacific Corp., Sr. Unsec’d. Notes,
Baa2	585	5.45%, 1/31/13	586,956

			2,339,136

REITS 0.4%
		Equity One, Inc., Gtd. Notes,
Baa3	500	3.875%, 4/15/09	491,823
		Post Apartment Homes LP, Sr. Notes,
Baa3	665	5.45%, 6/1/12	626,525
		Realty Income Corp., Sr. Unsec’d. Notes,
Baa1	600	6.75%, 8/15/19	546,518

			1,664,866

Retailers 0.8%
		CVS Caremark Corp., Sr. Unsec’d. Notes,
Baa2	1,310	6.25%, 6/1/27	1,263,573
		Neiman-Marcus Group, Inc., Gtd. Notes, PIK,
B2	500	9.00%, 10/15/15	490,000

		Target Corp., Bonds,
A2	300	6.50%, 10/15/37	288,238
A2	725	7.00%, 1/15/38	744,242
		Wal-Mart Stores, Inc., Sr. Unsec’d. Notes,
Aa2	740	6.20%, 4/15/38(b)	723,234
Aa2	220	6.50%, 8/15/37	221,141

			3,730,428

Technology 1.2%
		Affiliated Computer Services, Inc., Sr. Unsec’d. Notes,
Ba2	1,200	4.70%, 6/1/10	1,134,000
		Certegy, Inc., Notes,
Ba1	650	4.75%, 9/15/08	641,422
		Dell, Inc., Notes, MTN,
A2	700	4.70%, 4/15/13(f)	683,547
		First Data Corp., Gtd. Notes,
B3	950	9.875%, 9/24/15(f)	840,750
		Fiserv, Inc., Gtd. Notes,
Baa2	500	6.125%, 11/20/12	500,037
		Jabil Circuit, Inc., Sr. Notes,
Ba1	400	5.875%, 7/15/10	390,000
		Motorola, Inc., Sr. Unsec’d. Notes,
Baa2	31	8.00%, 11/1/11	30,974
		Oracle Corp., Sr. Unsec’d. Notes,
A2	1,100	5.75%, 4/15/18	1,097,458

			5,318,188

Telecommunications 2.0%
		AT&T Corp., Sr. Notes,
A2	600	8.00%, 11/15/31	681,462
		Cingular Wireless Services, Inc.,
		Notes,
A2	505	8.125%, 5/1/12	554,130
		Sr. Notes,
A2	1,325	8.75%, 3/1/31	1,543,091
		Embarq Corp., Sr. Unsec’d. Notes,
Baa3	3,100	7.082%, 6/1/16	2,897,009
		Quest Capital Funding, Inc., Gtd. Notes,
B1	400	7.25%, 2/15/11	381,000
		Qwest Corp., Sr. Notes,
Ba1	500	7.625%, 6/15/15	456,250
Ba1	250	7.875%, 9/1/11	246,250
		Telecom Italia Capital SA (Luxembourg), Gtd. Notes,
Baa2	540	4.875%, 10/1/10	535,995
		TELUS Corp. (Canada), Notes,
Baa1	500	8.00%, 6/1/11	532,569
		Verizon Communications, Inc., Sr. Unsec’d. Notes,
A3	940	5.25%, 4/15/13(b)	940,969

			8,768,725

Tobacco 0.9%
		Philip Morris International, Inc., Sr. Unsec’d. Notes,
A2	2,000	4.875%, 5/16/13	1,958,584

			Reynolds American, Inc., Gtd. Notes,
Baa3		1,200	6.50%, 7/15/10	1,212,204
Baa3		650	6.75%, 6/15/17	638,071

				3,808,859

			Total corporate bonds	143,544,960

FOREIGN GOVERNMENT OBLIGATIONS 2.0%
			Brazilian Government International Bonds,
Ba1	BRL	1,250	12.50%, 1/5/16	829,981
			Buoni Poliennali Del Tesoro (Italy), Bonds,
Aa2	EUR	670	4.00%, 2/1/37	867,837
			Deutsche Bundesrepublik,
Aaa	EUR	455	4.00%, 1/4/37	636,052
			Hungary Government Bond,
A2	HUF	226,630	8.00%, 2/12/15	1,492,551
			Mexican Bonos,
Baa1	MXN	29,500	8.00%, 12/24/08	2,931,942
			Poland Government Bond, Ser. 1015,
A2	PLN	3,110	6.25%, 10/24/15	1,505,126
			Uruguay Government International Bond,
B1		160	7.25%, 2/15/11	168,000
			Venezuela Government International Bond,
B2		625	10.75%, 9/19/13	640,625

			Total foreign government obligations	9,072,114

MORTGAGE BACKED SECURITIES 37.0%
			Federal Home Loan Mortgage Corp.,
		994	4.50%, 2/1/19 - 7/1/19	965,390
		4,076	5.00%, 11/1/18 - 5/1/34	3,988,841
		881	5.216%, 12/1/35(h)	880,176
		6	5.376%, 7/1/30(h)	5,982
		2,152	5.50%, 10/1/33 - 7/1/34	2,120,131
		11,000	5.50%, TBA 30 YR	10,724,999
		4,006	6.00%, 2/1/16 - 12/1/36	4,049,837
		7,000	6.00%, TBA 30 YR	7,015,315
		745	6.50%, 3/1/16 - 11/1/33	771,454
		378	7.00%, 9/1/32	398,127
		40	8.50%, 8/1/24 - 12/1/25	44,566
			Federal National Mortgage Association,
		2,975	4.00%, 5/1/19 - 3/1/20	2,781,030
		92	4.427%, 5/1/36(h)	92,281
		9,566	4.50%, 6/1/18 - 9/1/35	9,053,401
		41	4.589%, 1/1/28(h)	40,934
		122	4.69%, 9/1/40(h)	122,210
		14,970	5.00%, 9/1/17 - 5/1/36	14,639,240
		19,500	5.00%, TBA 30 YR	18,476,249
		42,740	5.50%, 3/1/16 - 10/1/35	42,148,693
		5,500	5.50%, TBA 30 YR	5,381,408
		954	5.906%, 6/1/37(h)	970,123
		28	5.962%, 9/1/31(h)	28,123
		4,524	5.97%, 7/1/37(h)	4,602,445
		10,595	6.00%, 5/1/16 - 11/1/36	10,723,585
		2,000	6.00%, TBA 30 YR	2,008,750
		3,214	6.50%, 12/1/17 - 11/1/33	3,331,632
		200	7.00%, 3/1/32 - 6/1/32	211,706

		Government National Mortgage Association,
	22	5.125%, 11/20/29(h)	22,172
	5,276	5.50%, 8/15/33 - 7/15/35	5,231,424
	2,000	5.50%, TBA 30 YR	1,972,516
	3,000	5.50%, TBA 30 YR	2,963,436
	481	6.00%, 1/15/33 - 12/15/33	487,867
	117	6.375%, 5/20/30(h)	119,728
	1,882	6.50%, 9/15/32 - 11/15/33	1,947,752
	6,000	6.50%, TBA 30 YR	6,178,127
	2	8.00%, 8/20/31	1,698
	2	8.50%, 6/15/30	2,034

		Total mortgage backed securities	164,503,382

MUNICIPAL BONDS 0.6%
California 0.3%
		Golden State Tobacco Securitization Corp., Tobacco Settlement Rev.,
		Ser. 2003-A-1,
Aaa	1,025	6.25%, 6/1/33	1,108,712
		Ser. 2003-A-1,
Aaa	300	6.75%, 6/1/39	342,804
		(Prefunded date 6/1/13)(k)

			1,451,516

Georgia 0.1%
		Georgia St Rd. & Twy. Auth. Rev.,
Aaa	400	5.00%, 3/1/21	413,216

Pennsylvania 0.2%
		Adams Cnty. Penn., F.G.I.C., G.O.,
A1	1,000	4.75%, 11/15/28	948,730

		Total municipal bond	2,813,462

STRUCTURED NOTES 1.0%
		Dow Jones CDX High Yield, Pass-Thru Certs.,
		Ser. 5-T3,
B3	1,750	8.25%, 12/29/10(f)	1,813,438
		Ser. 6-T1,
B3	2,597	8.625%, 6/29/11(b)(f)	2,616,477

		Total structured notes	4,429,915

U.S. GOVERNMENT AGENCY SECURITIES 0.9%
		Federal National Mortgage Association,
	3,895	3.875%, 7/12/13(b)	3,867,731

U.S. GOVERNMENT TREASURY SECURITIES 2.2%
		United States Treasury Notes,
	3,995	0.63%, 4/15/13(b)	3,903,554
	3,360	3.875%, 5/15/18(b)	3,331,124
	2,440	5.00%, 5/15/37(b)	2,592,310

		Total U.S. government treasury securities	9,826,988

		Total long-term investments (cost $449,757,750)	432,585,031

	Shares
SHORT-TERM INVESTMENTS 18.3%
AFFILIATED MUTUAL FUNDS
	2,750,465	Dryden Core Investment Fund - Short Term Bond Series (cost $27,430,043)(d)	24,176,588
	57,347,571	Dryden Core Investment Fund - Taxable Money Market Series (cost $57,347,571; includes $25,858,820 of cash collateral received for securities on loan)(c)(d)	57,347,571

		Total affiliated mutual funds (cost $84,777,614)	81,524,159

		Total Investments, Before Securities Sold Short 115.5% (cost $534,535,364)(m)	514,109,190

Principal Amount (000)#
SECURITIES SOLD SHORT (0.4)%
MORTGAGE BACKED SECURITIES
		Federal National Mortgage Association,
$(1,750)		5.50%, TBA 30 YR
		(proceeds $1,697,432)	(1,707,891)

		Total Investments, Net of Securities Sold Short 115.1% (cost $532,837,932)(l)	512,401,299
		Liabilities in excess of other assets(n) (15.1%)	(67,270,814)

		Net Assets 100.0%	$445,130,485

The following abbreviations are used in portfolio descriptions:

AUD—Australian Dollar

BRL—Brazilian Real

EUR—Euro

F.G.I.C.—Financial Guaranty Insurance Company

GBP—British Pound

G.O.—General Obligation

HUF—Hungarian Forint

MTN— Medium Term Note

MXN—Mexican Peso

NR—Not rated by Moody’s or Standard & Poor’s

PIK—Payment-in-kind

PLN—Polish Zloty

TBA—To Be Announced Security

#	Unless otherwise stated, principal amounts are denominated in U.S. dollars.
†	The ratings reflected are as of July 31, 2008. Ratings of certain bonds may have changed subsequent to that date.
(a)	All or portion of security segregated as collateral for financial futures contracts.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $25,465,631; cash collateral of $25,858,820 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Short Term Bond Series and Dryden Core Investment Fund—Taxable Money Market Series.
(e)	Standard & Poor’s rating.
(f)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(g)	Indicates securities that have been deemed illiquid.
(h)	Variable rate instrument.
(i)	Indicates a restricted security; the aggregate cost of such securities is $250,000. The aggregate value of $233,438 is approximately 0.1% of net assets.
(j)	Represents zero coupon bond. Rate shown reflects the effective yield at the time of purchase.
(k)	Prerefunded security is secured by escrowed cash and/or U.S. government guaranteed obligations.
(l)	As of July 31, 2008, 1 security representing $253,232 and 0.1% of the total market value was fair valued in accordance with the policies adopted by the Board of Directors.
(m)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of July 31, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$538,267,448	$207,610	$(24,365,868)	$(24,158,258)

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

(n)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, foreign currency contracts and swaps as follows:

Open futures contracts outstanding at July 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2008	Unrealized Appreciation/ (Depreciation)
	Long Positions:
6	Long-Term U.K. Gilt	Sept. 2008	$1,262,487	$1,276,829	$14,342
13	U.S. Treasury 5 Yr. Note	Sept. 2008	1,427,078	1,447,367	20,289
96	U.S. Treasury 10 Yr. Note	Sept. 2008	10,834,895	11,023,500	188,605
103	U.S. Long Bond	Sept. 2008	11,624,691	11,896,500	271,809
109	U.S. Treasury 2 Yr. Note	Sept. 2008	22,929,908	23,108,000	178,092

					$673,137

	Short Positions:
1	Australian 10 Yr. Bond	Sept. 2008	$87,821	$88,318	$(497)

					$672,640

Forward foreign currency exchange contracts outstanding at July 31, 2008:

Foreign Currency Contracts		Contracts to Deliver	Payable at Settlement Date	Value at July 31, 2008	Unrealized Appreciation/ (Depreciation)
Purchased:
Brazilian Real expiring 10/23/08	BRL	1,778,063	$725,000	$1,135,199	$410,199
Pound Sterling expiring 8/26/08	GBP	68,400	136,277	135,308	(969)

					409,230

Sold:
Australian Dollar expiring 8/21/08	AUD	748,359	722,903	702,626	20,277
Brazilian Real expiring 10/23/08	BRL	1,778,063	1,030,761	1,110,612	(79,851)
Euro expiring 8/26/08	EUR	537,765	842,678	837,663	5,015
Hungarian Forint expiring 8/25/08	HUF	171,658,961	1,182,224	1,139,786	42,438
Mexican Nuevo Peso expiring 8/18/08	MXN	27,126,438	2,621,115	2,694,730	(73,615)
Polish Zloty expiring 8/25/08	PLN	8,891,579	4,362,466	4,296,959	65,507

					(20,229)

					$389,001

Interest rate swap agreements outstanding at July 31, 2008:

Counterparty(a)	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	7/11/2013	$2,160	4.12821%	3 month LIBOR	$(1,944)
Morgan Stanley Capital Services, Inc.	7/15/2013	1,330	3.99135%	3 month LIBOR	(9,713)
Morgan Stanley Capital Services, Inc.	8/1/2013	3,865	4.32107%	3 month LIBOR	25,532

					$13,875

(a)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at July 31, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation/ (Depreciation)
Citibank, NA(a)	12/20/2008	$1,500	2.50%	Alltel Corp.,	$16,809
				7.00%, due 07/01/12
Barclays Bank PLC(a)	12/20/2008	1,500	2.38%	Harrahs Operating Co., Inc.,	(36,320)
				5.625%, due 06/01/15
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	333	0.82%	Tyco International Group SA,(c)	(1,036)
				6.00%, due 11/15/13
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	333	0.82%	Tyco Electronics Ltd.,(c)	(1,035)
				6.00%, due 10/01/12
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	333	0.82%	Covidien Ltd.,(c)	(1,035)
				6.00%, due 10/15/17
Lehman Brothers, Inc.(a)	6/20/2009	1,300	5.00%	Idearc, Inc.,	(62,818)
				8.00%, due 11/15/16
Morgan Stanley Capital Services, Inc.(b)	9/20/2012	2,500	1.70%	CIT Group, Inc.,	474,029
				7.75%, due 04/02/12
Morgan Stanley Capital Services, Inc.(a)	12/20/2014	1,500	1.17%	Nextel Communications, Inc.,	(257,931)
				7.375%, due 08/01/15
Merrill Lynch Capital Services, Inc.(b)	9/20/2016	2,425	1.73%	Tyson Foods, Inc.,	148,550
				6.60%, due 04/01/16
Barclays Bank PLC(b)	9/25/2035	1,000	3.35%	Accredited Mortgage Loan Trust,	915,292
				Ser. 2005-3, Class M9,
				7.02%, due 09/25/35
Citibank, NA(b)	3/25/2035	970	3.00%	Centex Home Equity,	154,572
				Ser. 2005-B, Class B,
				4.485%, due 03/25/35
Citibank, NA(b)	1/25/2035	1,000	3.00%	Morgan Stanley Capital, Inc.,	150,970
				Ser. 2005-HE2, Class B3,
				5.035%, due 01/25/35
Citibank, NA(b)	1/25/2035	1,000	3.00%	Morgan Stanley Capital, Inc.,	162,087
				Ser. 2005-HE2, Class B2,
				4.435%, due 01/25/35
Morgan Stanley Capital Services, Inc.(b)	5/25/2036	2,000	3.23%	Countrywide Asset-Backed Certificates,	1,648,744
				Ser. 2005-16, Class MV8,
				7.57%, due 05/25/36
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	1,100	1.90%	Texas Competitive Electric Holdings, Inc., LLC,	5,795
				6.235%, due 10/10/14
JPMorgan Chase Bank(a)	12/20/2008	900	4.20%	SLM Corp.,	1,168
				5.125%, due 08/27/12

					$3,317,841

(a)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.
(b)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.
(c)	As a result of a spin off from Tyco International Ltd., prior to October 31, 2007 and in accordance with ISDA rule, the split of the company caused a three way split in the credit default swap contract.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair value of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or loses daily.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotation.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Taxable Money Market Series and the Dryden Short-Term Core Bond Series, separate portfolios of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. Taxable Money Market Series and the Dryden Short-Term Core Bond Series are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Subsequent Events:

As noted in the Schedule of Investments, the Fund held securities issued by Federal Housing Finance Agency, Lehman Brothers Holdings, Inc. (Lehman) and American International Group (AIG). Additionally, Lehman is the counterparty to certain swap contracts. Subsequent to the period end, the Federal Housing Finance Agency has placed Fannie Mae and Freddie Mac into conservatorship. In addition, Lehman filed for Chapter 11 bankruptcy. With respect to securities issued by AIG or for which AIG is counterparty, the Federal Reserve Board with the full support of the Treasury Department, authorized the Federal Reserve Bank of New York to lend up to $85 billion to AIG. The secured loan has terms and conditions designed to protect the interests of the U.S. government and taxpayers. The values of the positions held by the Fund have been adversely impacted since the date of the Schedule of Investments; however, the impact on the net assets of the Fund is not material.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website. (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Total Return Bond Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 24, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 24, 2008

*	Print the name and title of each signing officer under his or her signature.